Commitments, Contingencies and Guarantees - Additional Information (Details) R$ in Millions, $ in Millions, $ in Millions	1 Months Ended	12 Months Ended	60 Months Ended
	Mar. 31, 2019 extension	Dec. 31, 2020 USD ($)	Apr. 30, 2033 CAD ($)	Apr. 30, 2028 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)
Disclosure of contingent liabilities [line items]
Capital expenditures principally for machinery and equipment		$ 20.8
Purchase orders issued for capital expenditures		1.2
Letters of credit outstanding		$ 20.2						$ 13.3
Lease term	10 years
Number of extension options | extension	2
Extension term	5 years
Initial Basic Rent Expense, Term		5 years
Basic Rent Expense, Term Two		5 years
Guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		$ 41.5						34.5
Guarantees | Prior credit facility
Disclosure of contingent liabilities [line items]
Letters of credit outstanding		21.3						$ 21.2
Research and development assessments against Brazilian Subsidiary
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		$ 5.0					R$ 24		$ 8.0	R$ 39
Forecast | Inventory Contract Purchase
Disclosure of contingent liabilities [line items]
Purchase orders issued for acquisition of inventory					$ 8.0	$ 4.0
Forecast | Operating Lease
Disclosure of contingent liabilities [line items]
Annual base rent expense			$ 2.2	$ 2.1